Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment and intangible assets	$ 6,548,740	$ 6,457,104
Right-of-use assets	250,887	263,424
Deferred tax assets	53,850	55,428
Other non-current assets	154,573	128,190
Total non-current assets	7,008,050	6,904,146
Current assets
Cash and cash equivalents	2,765,555	2,489,672
Accounts and other receivables	232,169	239,018
Inventories	91,746	91,473
Prepaid expenses and other current assets	606,163	396,376
Total current assets	3,695,633	3,216,539
Total assets	10,703,683	10,120,685
Shareholders' equity
Total shareholders' equity	(267,474)	(218,977)
Non-current liabilities
Long-term portion of bank loans and financial liabilities	1,801,572	1,823,657
Secured Notes	1,017,978	1,017,501
Long-term portion of Unsecured Notes	2,026,003	2,025,001
Long-term portion of lease liabilities	194,882	207,594
Other non-current liabilities	44,415	45,344
Total non-current liabilities	5,084,850	5,119,097
Current liabilities
Accounts payables	266,966	236,382
Short-term portion of bank loans and financial liabilities	217,114	220,116
Short-term portion of Unsecured Notes	249,883	249,650
Short-term portion of lease liabilities	28,588	28,944
Deferred revenue	4,764,349	4,061,344
Accrued expenses and other current liabilities	359,407	424,129
Total current liabilities	5,886,307	5,220,565
Total shareholders' equity and liabilities	$ 10,703,683	$ 10,120,685